Segment reporting - Summary of Disaggregation of Revenue Based on Products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	$ 2,231,000	$ 1,835,000	[1]	$ 1,555,000	[1]
Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	1,381,000	1,106,000		908,000
Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	850,000	729,000		647,000
Online casino
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	1,790,000	1,444,000		1,168,000
Online casino | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	940,000	716,000		522,000
Online casino | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	850,000	728,000		646,000
Sports betting
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	408,000	363,000		322,000
Sports betting | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	408,000	363,000		322,000
Sports betting | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	0	0		0
Brand licensing
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	26,000	20,000		37,000
Brand licensing | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	26,000	20,000		37,000
Brand licensing | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	0	0		0
Other
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	7,000	8,000		28,000
Other | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	7,000	7,000		27,000
Other | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	$ 0	$ 1,000		$ 1,000

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.